ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 05, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Recurring losses		$ (20,044)	$ 213,122	$ 1,399,499	$ 733,211	$ 924,728	$ 805,577
Accumulated deficit		$ 30,269,453		$ 30,269,453		$ 28,859,365	$ 27,771,062
GHS Investments LLC [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Investor agrees to invest amount	$ 4,000,000